Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

9. RELATED-PARTY TRANSACTIONS

Certain affiliates of Blackstone provided monitoring, advisory, and consulting services to the Company under an advisory fee agreement (the “2009 Advisory Agreement”), which was terminated on April 24, 2013 in connection with the completion of the initial public offering (see Note 12—Stockholders’ Equity). Fees related to these services, which were based upon a multiple of Adjusted EBITDA as defined in the 2009 Advisory Agreement, amounted to $2,799 for the nine months ended September 30, 2013, and $2,264 and $5,075 for the three and nine months ended September 30, 2012, respectively. These amounts are included in selling, general, and administrative expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). There were no fees related to these services in the three months ended September 30, 2013, due to the termination of the 2009 Advisory Agreement in April 2013 (see discussion which follows).

In connection with the completion of the initial public offering in April 2013 (see Note 12—Stockholders’ Equity), the 2009 Advisory Agreement between the Company and affiliates of Blackstone was terminated (except for certain provisions relating to indemnification and certain other provisions, which survived termination). In connection with such termination, the Company paid a termination fee of $46,300 to Blackstone using a portion of the net proceeds from the offering and wrote-off $3,772 of the 2013 prepaid advisory fee. The combined expense of $50,072 is recorded as termination of advisory agreement in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss).

On March 30, 2012, the Company declared and paid a $500,000 cash dividend to its stockholders. In June 2013, the Company’s Board of Directors declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on June 20, 2013, which was paid on July 1, 2013. In September 2013, the Company’s Board of Directors declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on September 20, 2013, which was paid on October 1, 2013. In connection with the dividend declarations described above, certain affiliates of Blackstone were paid dividends in the amount of $500,000, $11,749 and $11,749 on March 30, 2012, July 1, 2013 and October 1, 2013, respectively.

16. RELATED-PARTY TRANSACTIONS

Certain affiliates of Blackstone provide monitoring, advisory, and consulting services to the Company under an advisory fee agreement. Fees related to these services, which are based upon a multiple of Adjusted EBITDA, as defined in the advisory agreement, amounted to $6,201, $6,012, and $4,704 for the years ended December 31, 2012, 2011, and 2010, respectively, are included in selling, general, and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss). In connection with the advisory agreement, a termination fee calculated based on the terms of the agreement will be paid by the Company if certain triggering events occur, including, but not limited to, an initial public offering.

The Company had an arrangement with another former Blackstone portfolio theme park company to sell admission tickets on a combined basis. The Company earned revenue of approximately $7,400 (through June, 2011) and $18,400 during the years ended December 31, 2011 and 2010, respectively, under the combined ticket arrangement. Blackstone sold its interest in such theme park company in June 2011.

The Company entered into a transition services agreement (“TSA”) with Anheuser-Busch Companies, Inc., effective December 1, 2009, to receive support in the areas of information technology, accounting, tax, human resources, and procurement. Services were provided for a term of six months. The services were at graduated rates that increased over the term and range from $10 to $190 per month, depending upon the type of service. Extensions were charged at the initial rates plus 33%. In addition, in February 2010, the Company elected to purchase certain one-time information technology support for $624. As of December 31, 2010, the Company no longer received services under the TSA. Total cost under the TSA for the year ended December 31, 2010 was $4,860, and is included in selling, general, and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).